RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 177	$ 284
Credit obligations	297	157
Capital expenditures and development projects	5	22
Total	479	463
Less: non-current	(178)	(177)
Current	$ 301	$ 286